PROPERTY, EQUIPMENT AND DEPOSITS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND DEPOSITS
Less: Accumulated depreciation	$ (14,863,935)	$ (11,356,857)	$ (3,638,874)	$ (1,921,293)
Total property and equipment, net	18,464,613	19,327,658	13,626,562	3,696,877
Vehicle deposits	224,500	95,226	6,735,549	3,947,834
Property, equipment and deposits, net	18,689,113	19,422,884	20,362,111	7,644,711
Rental vehicles
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	31,194,264	28,950,519	16,324,134	4,800,937
Furniture and fixtures
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	1,101,680	865,753	376,507	383,937
Leasehold improvements
PROPERTY, EQUIPMENT AND DEPOSITS
Total property and equipment, gross	$ 1,032,604	$ 868,243	$ 564,795	$ 433,296